PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

Statements of Assets and Liabilities
June 30, 1997 (unaudited)
(in thousands)

                                                                                                                 Mutual
                                                                  Capital Growth and   High    Income    Money  Discovery
                                                                   Growth   Income    Income Securities Market Securities
                                                                    Fund     Fund      Fund     Fund     Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Capital Growth Fund, 399 shares, cost $4,524                    $4,977          -       -         -        -        -
  Growth and Income Fund, 6,030 shares, cost $92,458                   -    112,092       -         -        -        -
  High Income Fund, 3,016 shares, cost $40,170                         -          -  40,986         -        -        -
  Income Securities Fund, 5,864 shares, cost $89,794                   -          -       -    98,105        -        -
  Money Market Fund, 31,434 shares, cost $31,434                       -          -       -         -   31,434        -
  Mutual Discovery Securities Fund, 490 shares, cost $5,268            -          -       -         -        -    5,550
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                                 4,977    112,092  40,986    98,105   31,434    5,550
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                            3         13       6        12        5        3
 Accrued administrative charges                                        -          2       1         2        1        1
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                3         15       7        14        6        4
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                                  $4,974    112,077  40,979    98,091   31,428    5,546
===========================================================================================================================
Contract owners' equity (note 4)                                  $4,974    112,077  40,979    98,091   31,428    5,546
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
June 30, 1997 (unaudited)
(in thousands)

                                                             Mutual     Natural                               Templeton
                                                             Shares    Resources Real Estate Rising   Small   Developing
                                                           Securities Securities Securities Dividends  Cap  Markets Equity
                                                              Fund       Fund       Fund      Fund    Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Mutual Shares Securities Fund, 955 shares, cost $10,221    $10,638         -          -        -       -            -
  Natural Resources Securities Fund, 506 shares,
   cost $7,433                                                     -     6,514          -        -       -            -
  Real Estate Securities Fund, 1,022 shares, cost $17,627          -         -     23,326        -       -            -
  Rising Dividends Fund, 3,512 shares, cost $41,128                -         -          -   60,438       -            -
  Small Cap Fund, 657 shares, cost $8,477                          -         -          -        -   9,095            -
  Templeton Developing Markets Equity Fund,
   1,196 shares, cost $12,979                                      -         -          -        -       -       16,113
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                            10,638     6,514     23,326   60,438   9,095       16,113
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                        3         3          5        8       3            4
 Accrued administrative charges                                    -         -          1        1       -            1
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                            3         3          6        9       3            5
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                             $10,635     6,511     23,320   60,429   9,092       16,108
===========================================================================================================================
Contract owners' equity (note 4)                             $10,635     6,511     23,320   60,429   9,092       16,108
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
June 30, 1997 (unaudited)
(in thousands)

                                                                                                    Templeton
                                                     Templeton  Templeton  Templeton    Templeton International Templeton
                                                   Global Asset  Global  Global Income International Smaller     Pacific
                                                    Allocation   Growth   Securities     Equity     Companies    Growth
                                                       Fund       Fund       Fund         Fund        Fund        Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Global Asset Allocation Fund,
   386 shares, cost $4,514                              $5,186         -            -           -           -         -
  Templeton Global Growth Fund,
   2,420 shares, cost $28,911                                -    37,238            -           -           -         -
  Templeton Global Income Securities Fund,
   1,586 shares, cost $20,383                                -         -       20,141           -           -         -
  Templeton International Equity Fund,
   4,854 shares, cost $64,984                                -         -            -      79,745           -         -
  Templeton International Smaller Companies Fund,
   146 shares, cost $1,620                                   -         -            -           -       1,732         -
  Templeton Pacific Growth Fund,
   1,600 shares, cost $22,427                                -         -            -           -           -    23,872
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                       5,186    37,238       20,141      79,745       1,732    23,872
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                  3         6            4          10           3         4
 Accrued administrative charges                              -         1            1           1           -         1
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                      3         7            5          11           3         5
===========================================================================================================================
      Net assets                                        $5,183    37,231       20,136      79,734       1,729    23,867
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity (note 4)                        $5,183    37,231       20,136      79,734       1,729    23,867
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
June 30, 1997 (unaudited)
(in thousands)

                                                        U.S. Government Utility   Zero       Zero        Zero       Total
                                                          Securities    Equity   Coupon     Coupon      Coupon       All
                                                             Fund        Fund  Fund - 2000 Fund - 2005 Fund - 2010  Funds
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  U.S. Government Securities Fund, 6,968 shares,
   cost $93,099                                               $92,048       -          -          -          -
  Utility Equity Fund, 5,466 shares, cost $89,789                   -  94,122          -          -          -
  Zero Coupon Fund - 2000, 1,575 shares, cost $22,787               -       -     22,785          -          -
  Zero Coupon Fund - 2005, 472 shares, cost $7,111                  -       -          -      7,379          -
  Zero Coupon Fund - 2010, 415 shares, cost $6,252                  -       -          -          -      6,469
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                             92,048  94,122     22,785      7,379      6,469     809,985
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                        12      12          4          3          3         132
 Accrued administrative charges                                     1       1          1          1          1          19
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                            13      13          5          4          4         151
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                              $92,035  94,109     22,780      7,375      6,465     809,834
===========================================================================================================================
Contract owners' equity (note 4)                              $92,035  94,109     22,780      7,375      6,465     809,834
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations
For the period ended June 30, 1997 (unaudited)
(in thousands)

                                                                                                                 Mutual
                                                                  Capital Growth and   High    Income    Money Discovery
                                                                  Growth    Income    Income Securities Market Securities
                                                                   Fund      Fund      Fund     Fund     Fund    Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                                 $ 7      3,629   3,340     7,199     835        2
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                                   24        650     257       613     207       17
 Administrative charges                                                3         78      31        74      25        2
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                                        27        728     288       687     232       19
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                        (20)     2,901   3,052     6,512     603      (17)
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
 Realized capital gain distributions on mutual funds                   -      3,519     110     1,546       -        -
 Realized gains (losses) on sales of investments, net                 10      1,200     890     1,027       -        1
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                           10      4,719   1,000     2,573       -        1
 Net change in unrealized appreciation
  (depreciation) on investments                                      368      4,318  (2,444)   (3,512)      -      278
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net               378      9,037  (1,444)     (939)      -      279
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations               $358     11,938   1,608     5,573     603      262
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited)
(in thousands)

                                                             Mutual     Natural                                Templeton
                                                             Shares    Resources Real Estate Rising   Small   Developing
                                                           Securities Securities Securities Dividends  Cap  Markets Equity
                                                              Fund       Fund      Fund      Fund     Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                             $ 4       102        661      884     20           167
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                               32        45        135      345     45            88
 Administrative charges                                            4         5         16       41      5            11
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                              36        50        151      386     50            99
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                              (32)       52        510      498    (30)           68
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds              -         -        316    1,510    232           265
  Realized gains (losses) on sales of investments, net             -      (161)       571    1,125     52            99
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net                  -      (161)       887    2,635    284           364
 Net change in unrealized appreciation
  (depreciation) on investments                                  410      (641)        64    4,894    403         1,925
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net           410      (802)       951    7,529    687         2,289
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations           $378      (750)     1,461    8,027    657         2,357
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited)
(in thousands)

                                                                                                      Templeton
                                                      Templeton  Templeton  Templeton    Templeton  International Templeton
                                                    Global Asset  Global  Global Income International  Smaller     Pacific
                                                     Allocation   Growth   Securities     Equity      Companies    Growth
                                                        Fund       Fund       Fund         Fund         Fund        Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                     $  96       570        1,440       2,045           9       438
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                         27       206          130         460           8       150
 Administrative charges                                      3        25           16          55           1        18
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                              30       231          146         515           9       168
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                         66       339        1,294       1,530           -       270
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds       28       190            -       3,136           -         -
  Realized gains (losses) on sales of investments, net      20       130          113         971           6       173
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net           48       320          113       4,107           6       173
 Net change in unrealized appreciation
  (depreciation) on investments                            269     3,497      (1,513)       3,514          64        51
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net     317     3,817      (1,400)       7,621          70       224
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations     $383     4,156        (106)       9,151          70       494
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited)
(in thousands)

                                                        U.S. Government Utility   Zero        Zero        Zero      Total
                                                          Securities    Equity   Coupon      Coupon      Coupon      All
                                                             Fund        Fund  Fund - 2000 Fund - 2005 Fund - 2010  Funds
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                         $ 5,093    4,714      1,569        476        406     33,706
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                              595      601        148         49         42      4,874
 Administrative charges                                           71       72         18          6          5        585
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                             666      673        166         55         47      5,459
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                            4,427    4,041      1,403        421        359     28,247
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds              -    6,522         35          2          3     17,414
  Realized gains (losses) on sales of investments, net           185    1,563        143        126         72      8,316
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net                185    8,085        178        128         75     25,730
 Net change in unrealized appreciation
  (depreciation) on investments                               (1,803)  (6,174)    (1,207)      (455)      (385)     1,921
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net        (1,618)   1,911     (1,029)      (327)      (310)    27,651
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        $ 2,809    5,952        374         94         49     55,898
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996
(in thousands)

                                                     Adjustable U.S.      Capital        Growth and
                                                     Government Fund    Growth Fund      Income Fund    High Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                                      1997   1996      1997   1996      1997    1996       1997   1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                       $ -     852       (20)   (8)      2,901    813      3,052  2,395
  Realized gains (losses) on investments, net           -    (733)       10    20       4,719  9,008      1,000  1,332
  Net change in unrealized appreciation
   (depreciation) on investments                        -     356       368    84       4,318    960     (2,444)   754
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       from operations                                  -     475       358    96      11,938 10,781      1,608  4,481
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions (note 4):
  Purchase payments                                     -   1,552     1,092   788       5,173 15,819      3,607  5,922
  Transfers between funds                               - (15,809)    1,087 1,776       4,824  6,402     (2,981) 1,603
  Surrenders and terminations                           -  (1,613)      (67) (128)     (8,588)(9,128)    (3,192)(5,831)
  Rescissions                                           -     (53)      (24)   (3)       (107)  (264)       (18)   (53)
  Other transactions (note 2)                           -      25        (1)    -          16    (29)        34     (9)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions             - (15,898)    2,087 2,433       1,318 12,800     (2,550) 1,632
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                       - (15,423)    2,445 2,529      13,256 23,581       (942) 6,113
Net assets at beginning of period                       -  15,423     2,529     -      98,821 75,240     41,921 35,808
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                           $ -       -     4,974 2,529     112,077 98,821     40,979 41,921
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996
(in thousands)

                                                            Investment                         Mutual
                                                               Grade                          Discovery
                                            Income         Intermediate         Money        Securities    Mutual Shares
                                        Securities Fund      Bond Fund       Market Fund        Fund      Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997    1996     1997   1996       1997   1996      1997  1996     1997  1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net       $  6,512   3,485        -    638        603  1,165       (17)   -       (32)    -
  Realized gains (losses) on
   investments, net                      2,573   1,687        -    360          -      -         1    -         -     -
  Net change in unrealized appreciation
   (depreciation) on investments        (3,512)  3,616        -   (737)         -      -       278    3       410     8
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets from operations        5,573   8,788        -    261        603  1,165       262    3       378     8
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions (note 4):
  Purchase payments                      3,686  10,882        -    939      7,388 14,336     1,725   18     4,541    50
  Transfers between funds               (1,913) (1,355)       -(15,408)    (3,285)(3,631)    3,462  257     5,512   384
  Surrenders and terminations           (7,354)(10,309)       - (1,630)    (5,779)(7,844)     (164)   -      (227)    -
  Rescissions                              (31)   (259)       -    (14)       (21)   (83)      (15)   -       (12)    -
  Other transactions (note 2)               21      (1)       -     40         14     (6)       (2)   -         1     -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets resulting from
       contract transactions            (5,591) (1,042)       -(16,073)    (1,683) 2,772     5,006  275     9,815   434
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          (18)  7,746        -(15,812)    (1,080) 3,937     5,268  278    10,193   442
Net assets at beginning of period       98,109  90,363        - 15,812     32,508 28,571       278    -       442     -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period            $98,091  98,109        -      -     31,428 32,508     5,546  278    10,635   442
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996
(in thousands)

                                                    Natural Resources    Real Estate         Rising
                                                     Securities Fund   Securities Fund   Dividends Fund   Small Cap Fund
---------------------------------------------------------------------------------------------------------------------------
                                                      1997    1996      1997    1996      1997    1996      1997  1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                   $      52    (13)       510    422        498    278       (30)  (21)
  Realized gains (losses) on investments, net          (161)   506        887    475      2,635    932       284    95
  Net change in unrealized appreciation
   (depreciation) on investments                       (641)  (480)        64  3,748      4,894  8,111       403   215
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations                          (750)    13      1,461  4,645      8,027  9,321       657   289
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions (note 4):
  Purchase payments                                     194  1,159      1,657  1,633      3,101  5,191     1,574 1,263
  Transfers between funds                              (237)   669      1,350  1,434      1,552  2,038     1,866 3,907
  Surrenders and terminations                          (885)  (915)    (1,488)(1,728)    (4,163)(4,321)     (335)  (74)
  Rescissions                                             -    (13)         -    (21)       (32)   (78)      (37)  (15)
  Other transactions (note 2)                             -     (2)         5     28         10     13        (2)   (1)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions            (928)   898      1,524  1,346        468  2,843     3,066 5,080
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                    (1,678)   911      2,985  5,991      8,495 12,164     3,723 5,369
Net assets at beginning of period                     8,189  7,278     20,335 14,344     51,934 39,770     5,369     -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                         $ 6,511  8,189     23,320 20,335     60,429 51,934     9,092 5,369
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996
(in thousands)

                                                       Templeton         Templeton                         Templeton
                                                   Developing Markets  Global Asset   Templeton Global    Global Income
                                                       Equity Fund    Allocation Fund    Growth Fund     Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                                      1997    1996      1997  1996      1997    1996      1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                       $  68    (52)       66   (29)       339     42      1,294  1,378
  Realized gains (losses) on investments, net           364    297        48    18        320    495        113    107
  Net change in unrealized appreciation
   (depreciation) on investments                      1,925  1,405       269   398      3,497  3,541     (1,513)   271
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations                         2,357  1,650       383   387      4,156  4,078       (106) 1,756
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions (note 4):
  Purchase payments                                   1,351  2,224       767 1,950      3,631  6,947        653  1,712
  Transfers between funds                             1,105  1,512       470 1,240      1,968  3,817     (1,378)  (928)
  Surrenders and terminations                          (650)  (633)     (178) (162)    (1,552)(1,698)    (1,783)(2,722)
  Rescissions                                           (23)   (32)      (18)  (35)       (70)  (114)         -     (1)
  Other transactions (note 2)                            (2)    (6)        -     -         (5)    13         31     50
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions           1,781  3,065     1,041 2,993      3,972  8,965     (2,477)(1,889)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                     4,138  4,715     1,424 3,380      8,128 13,043     (2,583)  (133)
Net assets at beginning of period                    11,970  7,255     3,759   379     29,103 16,060     22,719 22,852
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                         $16,108 11,970     5,183 3,759     37,231 29,103     20,136 22,719
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996
(in thousands)

                                                                                           Templeton
                                                                           Templeton     International      Templeton
                                                                        International        Smaller        Pacific
                                                                          Equity Fund    Companies Fund    Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                         1997    1996      1997  1996      1997   1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                       $  1,530     734        -    (3)      270    413
  Realized gains (losses) on investments, net                            4,107   2,946        6     2       173  1,371
  Net change in unrealized appreciation (depreciation) on investments    3,514   8,342       64    48        51    605
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations              9,151  12,022       70    47       494  2,389
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions (note 4):
  Purchase payments                                                      2,907   6,974      412   229       258  2,063
  Transfers between funds                                                1,990   3,648      548   446    (1,408)   439
  Surrenders and terminations                                           (4,636) (6,296)     (23)    -    (1,613)(3,400)
  Rescissions                                                              (46)    (18)       -     -       (14)   (20)
  Other transactions (note 2)                                                6      14        -     -         2    (17)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions                                221   4,322      937   675    (2,775)  (935)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                        9,372  16,344    1,007   722    (2,281) 1,454
Net assets at beginning of period                                       70,362  54,018      722     -    26,148 24,694
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                            $79,734  70,362    1,729   722    23,867 26,148
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996
(in thousands)

                                                 U.S. Government                         Zero Coupon       Zero Coupon
                                                 Securities Fund   Utility Equity Fund    Fund- 2000        Fund- 2005
---------------------------------------------------------------------------------------------------------------------------
                                                  1997    1996        1997    1996       1997    1996      1997   1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $   4,427   4,323       4,041   3,967      1,403  1,049       421    340
  Realized gains (losses) on investments, net       185     (40)      8,085   1,652        178    169       128    133
  Net change in unrealized appreciation
   (depreciation) on investments                 (1,803) (2,399)     (6,174)     (4)    (1,207)  (990)     (455)  (672)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       from operations                            2,809   1,884       5,952   5,615        374    228        94   (199)
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions (note 4):
  Purchase payments                               2,918   7,463       1,230   5,199        420  2,220       270  1,208
  Transfers between funds                        (5,098) 19,458      (6,632) (9,257)    (1,227)(1,036)     (767)  (671)
  Surrenders and terminations                    (8,721)(11,371)     (9,715)(14,003)    (1,868)(2,141)     (997)(1,026)
  Rescissions                                       (44)   (165)          -     (61)         -    (85)        -    (64)
  Other transactions (note 2)                       (14)    (19)         49     (11)        (4)   (10)       (2)    (2)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions     (10,959) 15,366     (15,068)(18,133)    (2,679)(1,052)   (1,496)  (555)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                (8,150) 17,250      (9,116)(12,518)    (2,305)  (824)   (1,402)  (754)
Net assets at beginning of period               100,185  82,935     103,225 115,743     25,085 25,909     8,777  9,531
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                    $ 92,035 100,185      94,109 103,225     22,780 25,085     7,375  8,777
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996
(in thousands)

                                                                                       Zero Coupon
                                                                                        Fund- 2010      Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                                       1997   1996       1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                    $    359    291      28,247  22,459
  Realized gains (losses) on investments, net                                            75    294      25,730  21,126
  Net change in unrealized appreciation (depreciation) on investments                  (385)  (957)      1,921  26,226
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations                              49   (372)     55,898  69,811
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions (note 4):
  Purchase payments                                                                     141  1,097      48,696  98,838
  Transfers between funds                                                              (808)  (935)          -       -
  Surrenders and terminations                                                          (407)  (595)    (64,385)(87,568)
  Rescissions                                                                             -    (27)       (512) (1,478)
  Other transactions (note 2)                                                            (2)    (5)        155      65
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from contract transactions     (1,076)  (465)    (16,046)  9,857
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                    (1,027)  (837)     39,852  79,668
Net assets at beginning of period                                                     7,492  8,329     769,982 690,314
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                         $ 6,465  7,492     809,834 769,982
===========================================================================================================================

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
June 30, 1997 (unaudited)

1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Small Cap Fund, Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on June 10, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on December 2, 1996. The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on Octo-ber 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1996, the Global Income Fund name was changed to Templeton Global Income Securities Fund. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996 were $244,540 and $468,180, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

Years Since Payment          Charge
--------------------------------------
       0-1                     5%
       1-2                     5%
       2-3                     4%
       3-4                     3%
       4-5                    1.5%
       5 +                     0%

and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996 were $534,856 and $1,012,666, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996 were $4,306 and $11,086, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

4. CONTRACT TRANSACTIONS - UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each fund for the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996 were as follows:

                                 Adjustable                                        Investment          Mutual     Mutual
                                    U.S.    Capital Growth and   High    Income      Grade     Money  Discovery   Shares
                                 Government  Growth   Income    Income Securities Intermediate Market Securities Securities
                                    Fund      Fund     Fund      Fund     Fund     Bond Fund   Fund     Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1995                1,291       -      4,346   2,075     4,567       1,022   2,218         -        -
Contract transactions:
 Purchase payments                     128      71        882     329       537          61   1,093         2        5
 Transfers between funds            (1,284)    165        360      84       (69)       (980)   (274)       25       38
 Surrenders and terminations          (133)    (11)      (501)   (321)     (503)       (105)   (597)        -        -
 Rescissions                            (4)      -        (15)     (3)      (13)         (1)     (6)        -        -
 Other transactions                      2       -         (2)      -         -           3      (1)        -        -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions   (1,291)    225        724      89       (48)     (1,022)    215        27       43
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1996                    -     225      5,070   2,164     4,519           -   2,433        27       43
===========================================================================================================================
Contract transactions (unaudited):
 Purchase payments                       -      94        252     182       166           -     546       160      425
 Transfers between funds                 -      94        224    (153)      (87)          -    (239)      323      517
 Surrenders and terminations             -      (6)      (419)   (162)     (331)          -    (429)      (15)     (21)
 Rescissions                             -      (2)        (5)     (1)       (1)          -      (2)       (1)      (1)
 Other transactions                      -       -          1       2         1           -       1         -        -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions        -     180         53    (132)     (252)          -    (123)      467      920
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
 June 30, 1997 (unaudited)               -     405      5,123   2,032     4,267           -   2,310       494      963
===========================================================================================================================

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

4. CONTRACT TRANSACTIONS- UNIT ACTIVITY (IN THOUSANDS) (cont.)

                                                                  Templeton
                              Natural    Real                    Developing  Templeton  Templeton  Templeton    Templeton
                             Resources Estate      Rising  Small   Markets  Global Asset Global  Global Income International
                            Securities Securities Dividends Cap    Equity    Allocation  Growth   Securities     Equity
                               Fund      Fund       Fund   Fund     Fund        Fund      Fund       Fund         Fund
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1995              516       794   3,182      -         757         36    1,417       1,472       4,073
Contract transactions:
 Purchase payments                  73        83     388    103         206        172      564         109         479
 Transfers between funds            37        68     147    320         140        109      310         (58)        251
 Surrenders and terminations       (59)      (87)   (318)    (6)        (58)       (14)    (136)       (172)       (428)
 Rescissions                        (1)       (1)     (6)    (1)         (3)        (3)     (10)          -          (1)
 Other transactions                  -         2       1      -           -          -        1           3           1
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions   50        65     212    416         285        264      729        (118)        302
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
 December 31, 1996                 566       859   3,394    416       1,042        300    2,146       1,354       4,375
===========================================================================================================================
Contract transactions (unaudited):
 Purchase payments                  14        69     191    125         107         60      255          39         173
 Transfers between funds           (21)       56      91    145          86         36      139         (83)        116
 Surrenders and terminations       (64)      (62)   (257)   (27)        (51)       (14)    (107)       (108)       (275)
 Rescissions                         -         -      (2)    (3)         (2)        (1)      (5)          -          (3)
 Other transactions                  -         -       1      -           -          -        -           2           -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions  (71)       63      24    240         140         81      282        (150)         11
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at June 30, 1997 (unaudited)      495       922   3,418    656       1,182        381    2,428       1,204       4,386
===========================================================================================================================

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

4. CONTRACT TRANSACTIONS- UNIT ACTIVITY (IN THOUSANDS) (cont.)

                                             Templeton
                                          International Templeton    U.S.               Zero    Zero     Zero
                                              Smaller    Pacific  Government  Utility  Coupon  Coupon   Coupon    Total
                                             Companies   Growth   Securities  Equity    Fund-   Fund-    Fund-     All
                                               Fund       Fund       Fund      Fund     2000    2005     2010     Funds
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1995                               -     1,811       5,089   5,916    1,416     456      372   42,826
Contract transactions:
 Purchase payments                                 22       140         462     265      123      61       54    6,412
 Transfers between funds                           43        32       1,177    (471)     (56)    (34)     (47)      33
 Surrenders and terminations                        -      (230)       (700)   (708)    (119)    (52)     (29)  (5,287)
 Rescissions                                        -        (1)        (10)     (3)      (5)     (3)      (1)     (91)
 Other transactions                                 -        (1)         (1)     (1)      (1)      -       (1)       5
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in accumulation
       units resulting from contract transactions  65       (60)        928    (918)     (58)    (28)     (24)   1,072
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
 December 31, 1996                                 65     1,751       6,017    4,998   1,358     428      348   43,898
===========================================================================================================================
Contract transactions (unaudited):
 Purchase payments                                 36        18         174      59       23      13        7    3,188
 Transfers between funds                           48       (95)       (303)   (320)     (67)    (38)     (39)     430
 Surrenders and terminations                       (2)     (110)       (518)   (466)    (101)    (49)     (19)  (3,613)
 Rescissions                                        -        (1)         (3)      -        -       -        -      (33)
 Other transactions                                 -         -          (1)      2        -       -        -        9
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in accumulation
       units resulting from contract transactions  82      (188)       (651)   (725)    (145)    (74)     (51)     (19)
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
 June 30, 1997 (unaudited)                        147     1,563       5,366   4,273    1,213     354      297   43,879
===========================================================================================================================

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the six-month period ended June 30, 1997 (unaudited) and each of the five years in the period ended December 31, 1996 follows.

                                                                Accumulation                               Ratio of Expenses
                                                              Units Outstanding Accumulation   Net Assets     to Average
                                                               (in thousands)   Unit Value   (in thousands)   Net Assets*
----------------------------------------------------------------------------------------------------------------------------
ADJUSTABLE U.S. GOVERNMENT FUND
December 31,
 19961                                                                    912      $12.389    $  11,298           1.99+%
 1995                                                                   1,290       11.951       15,423           1.99
 1994                                                                   1,767       11.077       19,571           1.97
 1993                                                                   1,971       11.254       22,179           1.98
 1992                                                                   1,453       11.020       16,007           2.00

CAPITAL GROWTH FUND
June 30, 1997 (unaudited)                                                 405       12.277        4,974           2.16
December 31,
 19962                                                                    225       11.254        2,529           2.17+

GROWTH AND INCOME FUND
June 30, 1997 (unaudited)                                               5,123       21.877      112,077           1.88
December 31,
 1996                                                                   5,070       19.490       98,821           1.90
 1995                                                                   4,347       17.310       75,240           1.92
 1994                                                                   3,452       13.215       45,616           1.94
 1993                                                                   2,402       13.677       32,857           1.98
 1992                                                                   1,227       12.574       15,424           2.02

HIGH INCOME FUND
June 30, 1997 (unaudited)                                               2,032       20.171       40,979           1.92
December 31,
 1996                                                                   2,164       19.375       41,921           1.94
 1995                                                                   2,076       17.252       35,808           1.96
 1994                                                                   1,710       14.608       24,984           2.00
 1993                                                                   1,135       15.155       17,207           2.04
 1992                                                                     266       13.278        3,532           2.08

INCOME SECURITIES FUND
June 30, 1997 (unaudited)                                               4,267       22.989       98,091           1.90
December 31,
 1996                                                                   4,519       21.708       98,109           1.90
 1995                                                                   4,567       19.785       90,364           1.91
 1994                                                                   4,416       16.392       72,389           1.94
 1993                                                                   2,634       17.734       46,707           1.96
 1992                                                                     668       15.163       10,128           2.07

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES (cont.)

                                                                Accumulation                               Ratio of Expenses
                                                              Units Outstanding Accumulation   Net Assets     to Average
                                                               (in thousands)   Unit Value   (in thousands)   Net Assets*
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE INTERMEDIATE BOND FUND
December 31,
19961                                                                     891      $15.740    $  14,032           2.00+%
1995                                                                    1,023       15.463       15,812           2.01
1994                                                                    1,085       14.257       15,470           2.03
1993                                                                      893       14.389       12,850           2.06
1992                                                                      352       13.442        4,725           2.08

MONEY MARKET FUND
June 30, 1997 (unaudited)                                               2,310       13.603       31,428           1.84
December 31,
 1996                                                                   2,433       13.359       32,508           1.83
 1995                                                                   2,218       12.883       28,571           1.80
 1994                                                                   2,487       12.354       30,730           1.86
 1993                                                                     627       12.066        7,566           2.06
 1992                                                                     301       11.932        3,587           2.09

MUTUAL DISCOVERY SECURITIES FUND
June 30, 1997 (unaudited)                                                 494       11.225        5,546           2.52
December 31,
 19963                                                                     27       10.180          278           2.77+

MUTUAL SHARES SECURITIES FUND
June 30, 1997 (unaudited)                                                 963       11.047       10,635           2.23
December 31,
 19963                                                                     43       10.330          442           2.40+

NATURAL RESOURCES SECURITIES FUND
June 30, 1997 (unaudited)                                                 495       13.141        6,511           2.06
December 31,
 1996                                                                     566       14.467        8,189           2.05
 1995                                                                     516       14.109        7,278           2.06
 1994                                                                     647       13.979        9,050           2.08
 1993                                                                     391       14.464        5,656           2.08
 1992                                                                      30        9.424          279           2.09

REAL ESTATE SECURITIES FUND
June 30, 1997 (unaudited)                                                 922       25.288       23,320           1.93
December 31,
 1996                                                                     859       23.668       20,335           1.97
 1995                                                                     794       18.073       14,344           1.99
 1994                                                                     900       15.594       14,035           2.02
 1993                                                                     437       15.369        6,712           2.07
 1992                                                                      77       13.095        1,012           2.09

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES (cont.)

                                                                Accumulation                               Ratio of Expenses
                                                              Units Outstanding Accumulation   Net Assets     to Average
                                                               (in thousands)   Unit Value   (in thousands)   Net Assets*
----------------------------------------------------------------------------------------------------------------------------
RISING DIVIDENDS FUND
June 30, 1997 (unaudited)                                               3,418      $17.679    $  60,429           2.14%
December 31,
 1996                                                                   3,394       15.303       51,934           2.16
 1995                                                                   3,182       12.498       39,770           2.18
 1994                                                                   2,936        9.769       28,685           2.20
 1993                                                                   2,772       10.327       28,623           2.19
 19924                                                                    617       10.848        6,696           2.07+

SMALL CAP FUND
June 30, 1997 (unaudited)                                                 656       13.857        9,092           2.17
December 31,
 19962                                                                    416       12.913        5,369           2.17+

TEMPLETON DEVELOPING MARKETS EQUITY FUND
June 30, 1997 (unaudited)                                               1,182       13.631       16,108           2.82
December 31,
 1996                                                                   1,042       11.487       11,970           2.89
 1995                                                                     757        9.582        7,254           2.81
 19945                                                                    591        9.454        5,589           2.93+

TEMPLETON GLOBAL ASSET ALLOCATION FUND
June 30, 1997 (unaudited)                                                 381       13.590        5,183           2.27
December 31,
 1996                                                                     300       12.514        3,759           2.26
 19956                                                                     36       10.591          379           2.30+

TEMPLETON GLOBAL GROWTH FUND
June 30, 1997 (unaudited)                                               2,428       15.334       37,231           2.29
December 31,
 1996                                                                   2,146       13.560       29,103           2.33
 1995                                                                   1,416       11.339       16,061           2.37
 19945                                                                    922       10.201        9,400           2.54+

TEMPLETON GLOBAL INCOME SECURITIES FUND
June 30, 1997 (unaudited)                                               1,204       16.721       20,136           2.01
December 31,
 1996                                                                   1,354       16.781       22,719           2.01
 1995                                                                   1,472       15.522       22,851           2.04
 1994                                                                   1,667       13.726       22,888           2.11
 1993                                                                   1,045       14.650       15,302           2.13
 1992                                                                     406       12.733        5,164           2.07

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES (cont.)

                                                                Accumulation                               Ratio of Expenses
                                                              Units Outstanding Accumulation   Net Assets     to Average
                                                               (in thousands)   Unit Value   (in thousands)   Net Assets*
----------------------------------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL EQUITY FUND
June 30, 1997 (unaudited)                                               4,386      $18.180    $  79,734           2.29%
December 31,
 1996                                                                   4,375       16.081       70,362           2.29
 1995                                                                   4,073       13.263       54,018           2.32
 1994                                                                   4,079       12.161       49,607           2.39
 1993                                                                   1,346       12.226       16,451           2.52
 19924                                                                     88        9.642          849           3.17+

TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
June 30, 1997 (unaudited)                                                 147       11.743        1,729           2.48
December 31,
 19963                                                                     65       11.145          722           2.18+

TEMPLETON PACIFIC GROWTH FUND
June 30, 1997 (unaudited)                                               1,563       15.270       23,867           2.40
December 31,
 1996                                                                   1,751       14.932       26,148           2.39
 1995                                                                   1,812       13.630       24,693           2.41
 1994                                                                   2,112       12.802       27,037           2.47
 1993                                                                     915       14.233       13,023           2.54
 19924                                                                     58        9.761          568           2.71+

U.S. GOVERNMENT SECURITIES FUND
June 30, 1997 (unaudited)                                               5,366       17.152       92,035           1.90
December 31,
 1996                                                                   6,017       16.650      100,185           1.91
 1995                                                                   5,089       16.298       82,935           1.92
 1994                                                                   5,331       13.835       73,747           1.93
 1993                                                                   6,108       14.698       89,774           1.94
 1992                                                                   2,266       13.586       30,781           1.99

UTILITY EQUITY FUND
June 30, 1997 (unaudited)                                               4,273       22.024       94,109           1.90
December 31,
 1996                                                                   4,998       20.654      103,225           1.90
 1995                                                                   5,916       19.555      115,743           1.90
 1994                                                                   6,317       15.104       95,415           1.92
 1993                                                                   7,479       17.319      129,527           1.91
 1992                                                                   2,519       15.889       40,022           1.95

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES (cont.)

                                                                Accumulation                               Ratio of Expenses
                                                              Units Outstanding Accumulation   Net Assets     to Average
                                                               (in thousands)   Unit Value   (in thousands)   Net Assets*
----------------------------------------------------------------------------------------------------------------------------
ZERO COUPON FUND- 2000
June 30, 1997 (unaudited)                                               1,213      $18.781    $  22,780           1.80%
December 31,
 1996                                                                   1,358       18.475       25,085           1.80
 1995                                                                   1,416       18.294       25,910           1.80
 1994                                                                   1,158       15.373       17,797           1.80
 1993                                                                     795       16.717       13,297           1.77
 1992                                                                     397       14.595        5,789           1.65

ZERO COUPON FUND- 2005
June 30, 1997 (unaudited)                                                 354       20.815        7,375           1.80
December 31,
 1996                                                                     428       20.517        8,777           1.80
 1995                                                                     456       20.914        9,531           1.80
 1994                                                                     403       16.096        6,483           1.80
 1993                                                                     341       18.050        6,159           1.77
 1992                                                                     108       14.975        1,622           1.65

ZERO COUPON FUND- 2010
June 30, 1997 (unaudited)                                                 297       21.771        6,465           1.80
December 31,
 1996                                                                     348       21.522        7,492           1.80
 1995                                                                     371       22.431        8,329           1.80
 1994                                                                     252       15.930        4,008           1.80
 1993                                                                     193       18.144        3,502           1.65
 1992                                                                      60       14.670          885           1.65

* For the period ended June 30, 1997 (unaudited) or the year ended December 31, including the effect of the expenses of the underlying funds.
+ Annualized.
1 Period from January 1, 1996 to October 25, 1996 (fund closure).
2 Period from June 10, 1996 (fund commencement) to December 31, 1996.
3 Period from December 2, 1996 (fund commencement) to December 31, 1996.
4 Period from March 10, 1992 (fund commencement) to December 31, 1992.
5 Period from April 25, 1994 (fund commencement) to December 31, 1994.
6 Period from August 4, 1995 (fund commencement) to December 31, 1995.